Fair Value of Financial Instruments - Schedule of Fair Value Financial Instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Derivative warrant liability		$ 11,020
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Derivative warrant liability
Recurring
Assets:
Short-term investments	$ 35,837,309	$ 88,324,922
Liabilities:
Contingent consideration		3,342,515
Derivative warrant liability		11,020
Recurring | Level 1
Assets:
Short-term investments	$ 35,837,309	88,324,922
Recurring | Level 3
Liabilities:
Contingent consideration		3,342,515
Derivative warrant liability		$ 11,020